COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) - Rental lease payments [Member] $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 2,494
2019	401
2020	138
2021	35
Total	$ 3,068